Shareholder Report, Holdings (Details) - VIP Investment Grade Central Fund	Jun. 30, 2026
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.20%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	62.30%
QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.90%
United States
Holdings [Line Items]
Percent of Net Asset Value	91.00%
GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	46.60%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	22.90%
AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.70%
AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%